Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents
21.	CASH AND CASH EQUIVALENTS

	UNITED STATES DOLLAR
	2017	2016
Cash at bank and on hand	479.0	526.7

Total cash and cash equivalents	479.0	526.7

1	Consumable stores with a fair value of US$7.8 million were reclassified to assets held for sale at 31 December 2016 and sold during 2017. Refer note 12.2 for further details.
2	Refer note 6 for details on the net realisable value write-downs of inventories.
3	Heap leach and stockpiles inventories will only be processed at the end of life-of-mine.
4	The cost of consumable stores consumed during the year and included in cost of sales amounted to US$346.7 million (2016: US$346.3 million and 2015: US$380.7 million).
5	Comprises US$5.1 million (2016: US$nil) relating to Australian oil derivative contracts, US$9.0 million (2016: US$nil) relating to Ghanaian oil derivative contracts and US$10.9 million (2016: US$nil) relating to gold derivative contracts at South Deep. Refer note 37 for further details.